Property and Equipment (Tables)	12 Months Ended
Feb. 28, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
			Net book value
	Cost	Accumulated Amortization	February 28, 2013	February 29, 2012
	$	$	$	$

Office furniture	11,194	8,825	2,369	2,961
Vehicle	15,531	14,735	796	1,137

	26,725	23,560	3,165	4,098